Shareholder Fees	Mar. 31, 2026 USD ($)
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. MidCap Quality Growth Fund | WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. SmallCap Quality Growth Fund | WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International Equity Fund | WisdomTree International Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree True Developed International Fund | WisdomTree True Developed International Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree India Hedged Equity Fund | WisdomTree India Hedged Equity Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Japan Opportunities Fund | WisdomTree Japan Opportunities Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree European Opportunities Fund | WisdomTree European Opportunities Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree GeoAlpha Opportunities Fund | WisdomTree GeoAlpha Opportunities Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Europe Defense Fund | WisdomTree Europe Defense Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Global Defense Fund | WisdomTree Global Defense Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Asia Defense Fund | WisdomTree Asia Defense Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Global ex-U.S. Quality Growth Fund | WisdomTree Global ex-U.S. Quality Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund
Prospectus [Line Items]
Shareholder Fee, Other	0
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund
Prospectus [Line Items]
Shareholder Fee, Other	$ 0